Schedule of Share Based Payments Arrangement, Option Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Options Outstanding Beginning	19,203	19,568	203,568
Options outstanding, weighted average exercise price, beginning	$ 19.40	$ 20.00	$ 11.60
Options expired / forfeited	(203)	(365)	(184,000)
Options expired/forfeited, weighted average exercise price	$ 34.00	$ 36.60	$ 10.60
Options Outstanding Ending	19,000	19,203	19,568
Options outstanding, weighted average exercise price, ending	$ 19.60	$ 19.40	$ 20.00
Options Exercisable	19,000	19.203
Exercisable, weighted average exercise price	$ 19.60	$ 19.40
Options Outstanding Ending	19,000	19,203	19,568
Options outstanding, weighted average exercise price, ending	$ 19.60	$ 19.40	$ 20.00